Significant related party transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Significant Related Party Transactions
Significant related party transactions

19.	Significant related party transactions

In addition to the related party information disclosed elsewhere in the consolidated financial statements, the following transactions with related parties took place at terms agreed between the parties during the financial period:

	July 1, 2025 to	July 1, 2025 to	July 1, 2024 to
	December 31, 2025	December 31, 2025	December 31, 2024
	US$	S$	S$

Investment funds owed to subsidiary	78	100	-
Investment funds owed from shareholders	596,084	766,505	-
Loan to shareholder	466,599	600,000	-
Payments on behalf of related companies	437,469	562,541	-
Other consultancy services to related companies	4,404	5,663	-
Recharge of operating expenses to related companies	16,331	21,000	-
Interest income on loan to related party	4,472	5,750	-
	1,525,437	1,961,559	-

Compensation of key management personnel

	July 1, 2025 to	July 1, 2025 to	July 1, 2024 to
	December 31, 2025	December 31, 2025	December 31, 2024
	US$	S$	S$

Salaries and bonuses	328,952	423,000	96,936

Basel Medical Group Ltd. and its Subsidiaries

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For year ended June 30, 2025 and 2024

20.	Significant related party transactions

In addition to the related party information disclosed elsewhere in the consolidated financial statements, the following transactions with related parties took place at terms agreed between the parties during the financial period:

	2025	2025	2024
	US$	S$	S$

Interest income on loan to related party	1,507	1,917	-
Management fee	3,852,504	4,900,000	-
Payment made on behalf to related parties	3,715	4,725	1,311,390

Compensation of key management personnel

	2025	2025	2024
	US$	S$	S$

Salaries and bonuses	544,854	693,000	121,200
CPF	46,540	59,194	137
	591,394	752,194	121,337